Note 2 - Significant Accounting Policies and Recent Accounting Pronouncements 1 (Tables)	12 Months Ended
Dec. 31, 2025
Schedule of Revenue by Major Customers by Reporting Segments [Table Text Block]
2025
A(*)	26%
B	12%
Total	38%

Cash, Cash Equivalents, Restricted Cash and Restricted Cash Equivalents [Table Text Block]
	2024	2025
Reconciliation of cash, cash equivalents and restricted cash
Cash and cash equivalents	$4	$211,845
Restricted cash – current portion	-	-
Restricted cash – non-current portion	2,100	3,650
Total cash, cash equivalents and restricted cash	$2,104	$215,495

Costamare Bulkers Holdings Limited Predecessor [Member]
Schedule of Revenue by Major Customers by Reporting Segments [Table Text Block]
Reconciliation of cash, cash equivalents and restricted cash	December 31, 2024
Cash and cash equivalents	$49,858
Restricted cash – current portion	941
Restricted cash – non-current portion	9,236
Total cash, cash equivalents and restricted cash	$60,035

Cash, Cash Equivalents, Restricted Cash and Restricted Cash Equivalents [Table Text Block]
	For the year ended December 31, 2023	For the year ended December 31, 2024	For the period from January 1, 2025 to May 6, 2025
A	4%	19%	18%
B (*)	-	18%	27%
Total	4%	37%	45%